Investments in associates and joint ventures (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Breakdown of investments in associates and joint ventures
Investment book value		R$ 8,257,384	R$ 7,002,778	R$ 5,815,325
Equity in net income of associates		1,718,411	1,699,725	1,528,051
Associates and joint ventures current assets		93,946,146	33,277,701	24,135,254
Associates and joint ventures non - current assets		26,992,289	22,391,305	14,412,915
Associates and joint ventures current liabilities		89,194,631	34,948,570	17,041,545
Associates and joint ventures non - current liabilities		10,720,340	2,417,942	11,143,879
Revenue	[1]	17,421,168	7,908,280	14,787,246
Associates and joint ventures net income (loss) for the year		6,014,365	5,656,103	4,866,890
Elo Participações S.A.
Breakdown of investments in associates and joint ventures
Investment book value		978,195	849,355	686,951
Equity in net income of associates		162,070	198,457	243,073
Associates and joint ventures current assets		420,804	352,179	223,332
Associates and joint ventures non - current assets		1,776,837	1,596,527	1,438,988
Associates and joint ventures current liabilities		96,763	107,627	144,169
Associates and joint ventures non - current liabilities		3,967	0	15
Revenue	[1]	18,708	18,879	14,669
Associates and joint ventures net income (loss) for the year		R$ 324,075	R$ 396,835	R$ 486,049
Company	[2]	Elo Participações S.A.	Elo Participações S.A.	Elo Participações S.A.
Equity interest		50.01%	50.01%	50.01%
Shareholding interest with voting rights		50.01%	50.01%	50.01%
Crediare S.A. – Crédito, Financiamento e Investimento
Breakdown of investments in associates and joint ventures
Investment book value		R$ 68,231	R$ 64,174	R$ 65,030
Equity in net income of associates		12,393	8,721	10,400
Associates and joint ventures current assets		339,236	443,978	439,594
Associates and joint ventures non - current assets		119,406	3,883	4,301
Associates and joint ventures current liabilities		324,764	317,298	312,036
Associates and joint ventures non - current liabilities		0	0	0
Revenue	[1]	161,107	164,026	158,124
Associates and joint ventures net income (loss) for the year		R$ 24,786	R$ 17,442	R$ 20,800
Company		Crediare S.A. – Crédito, Financiamento e Investimento	Crediare S.A. – Crédito, Financiamento e Investimento	Crediare S.A. – Crédito, Financiamento e Investimento
Equity interest		50.00%	50.00%	50.00%
Shareholding interest with voting rights		50.00%	50.00%	50.00%
MPO - Processadora de Pagamentos Móveis S.A.
Breakdown of investments in associates and joint ventures
Investment book value		R$ 0	R$ 3	R$ 6,551
Equity in net income of associates		(39)	(49)	716
Associates and joint ventures current assets		2,198	3,538	380,801
Associates and joint ventures non - current assets		1,612	0	11,362
Associates and joint ventures current liabilities		2	3,532	379,061
Associates and joint ventures non - current liabilities		3,881	0	0
Revenue	[1]	227	256	313,065
Associates and joint ventures net income (loss) for the year		R$ (78)	R$ (98)	R$ 1,432
Company		MPO - Processadora de Pagamentos Móveis S.A.	MPO - Processadora de Pagamentos Móveis S.A.	MPO - Processadora de Pagamentos Móveis S.A.
Equity interest		50.00%	50.00%	50.00%
Shareholding interest with voting rights		50.00%	50.00%	50.00%
Leader S.A. Adm. de Cartões de Crédito
Breakdown of investments in associates and joint ventures
Investment book value				R$ 52
Equity in net income of associates			R$ (23,227)	(1,013)
Associates and joint ventures current assets				2,920
Associates and joint ventures non - current assets				278
Associates and joint ventures current liabilities				3,095
Associates and joint ventures non - current liabilities				0
Revenue				1,790
Associates and joint ventures net income (loss) for the year				R$ (2,026)
Company	[3],[4]		Leader S.A. Adm. de Cartões de Crédito	Leader S.A. Adm. de Cartões de Crédito
Equity interest				50.00%
Shareholding interest with voting rights				50.00%
Total investments in joint ventures
Breakdown of investments in associates and joint ventures
Investment book value		R$ 1,046,426	R$ 913,532	R$ 758,584
Equity in net income of associates		174,424	183,902	253,176
Associates and joint ventures current assets		762,238	799,695	1,046,647
Associates and joint ventures non - current assets		1,897,855	1,600,410	1,454,929
Associates and joint ventures current liabilities		421,529	428,457	838,361
Associates and joint ventures non - current liabilities		7,848	0	15
Revenue	[1]	180,042	183,161	487,648
Associates and joint ventures net income (loss) for the year		R$ 348,783	R$ 414,179	R$ 506,255
Cielo S.A.
Breakdown of investments in associates and joint ventures
Company	[5]	Cielo S.A.	Cielo S.A.	Cielo S.A.
Equity interest		30.06%	30.06%	30.06%
Shareholding interest with voting rights		30.06%	30.06%	30.06%
Investment book value		R$ 4,832,660	R$ 4,108,743	R$ 3,302,071
Equity in net income of associates		1,219,202	1,204,520	1,043,743
Associates and joint ventures current assets		76,403,596	13,699,378	13,755,540
Associates and joint ventures non - current assets		13,151,540	10,654,621	10,806,140
Associates and joint ventures current liabilities		71,020,292	15,004,712	8,199,287
Associates and joint ventures non - current liabilities		6,833,491	0	9,696,767
Revenue	[1]	2,561,394	392,167	239,386
Associates and joint ventures net income (loss) for the year		R$ 4,056,077	R$ 4,007,233	R$ 3,472,355
IRB - Brasil Resseguros S.A.
Breakdown of investments in associates and joint ventures
Company	[3],[6]	IRB - Brasil Resseguros S.A.	IRB - Brasil Resseguros S.A.	IRB - Brasil Resseguros S.A.
Equity interest		15.23%	20.51%	20.51%
Shareholding interest with voting rights		15.23%	20.51%	20.51%
Investment book value		R$ 543,025	R$ 662,460	R$ 658,949
Equity in net income of associates		182,432	132,668	138,165
Associates and joint ventures current assets		8,512,491	8,484,793	8,922
Associates and joint ventures non - current assets		6,124,173	5,828,133	5,768
Associates and joint ventures current liabilities		10,138,711	10,238,221	10,639
Associates and joint ventures non - current liabilities		947,514	844,876	785
Revenue	[1]	3,550,438	3,185	3,144
Associates and joint ventures net income (loss) for the year		R$ 1,197,846	R$ 646,823	R$ 673,650
Fleury S.A.
Breakdown of investments in associates and joint ventures
Company	[3],[7]	Fleury S.A.	Fleury S.A.	Fleury S.A.
Equity interest		16.28%	16.39%	16.39%
Shareholding interest with voting rights		16.28%	16.39%	16.39%
Investment book value		R$ 692,380	R$ 651,906	R$ 512,642
Equity in net income of associates		46,791	17,506	6,262
Associates and joint ventures current assets		1,389,026	1,343,162	1,124,788
Associates and joint ventures non - current assets		2,224,500	2,021,981	268,829
Associates and joint ventures current liabilities		615,510	429,411	299,033
Associates and joint ventures non - current liabilities		1,263,331	1,166,607	1,408,157
Revenue	[1]	2,609,717	2,045,898	1,845
Associates and joint ventures net income (loss) for the year		R$ 287,414	R$ 106,829	R$ 38,206
Aquarius Participações S.A.
Breakdown of investments in associates and joint ventures
Company	[8]	Aquarius Participações S.A.	Aquarius Participações S.A.
Equity interest		49.00%	49.00%
Shareholding interest with voting rights		49.00%	49.00%
Investment book value		R$ 263,630	R$ 263,632
Equity in net income of associates		116,070	73,640
Associates and joint ventures current assets		242,617	150,233
Associates and joint ventures non - current assets		532,707	538,267
Associates and joint ventures current liabilities		237,305	150,474
Associates and joint ventures non - current liabilities		0	0
Revenue	[1]	38	0
Associates and joint ventures net income (loss) for the year		R$ 236,878	R$ 150,286
Fidelity Processadora S.A.
Breakdown of investments in associates and joint ventures
Company	[8]			Fidelity Processadora S.A.
Equity interest				49.00%
Shareholding interest with voting rights				49.00%
Investment book value				R$ 254,785
Equity in net income of associates				68,312
Associates and joint ventures current assets				450,267
Associates and joint ventures non - current assets				402,702
Associates and joint ventures current liabilities				332,997
Revenue	[1]			19,546
Associates and joint ventures net income (loss) for the year				R$ 139,412
Haitong Banco de Investimento do Brasil S.A.
Breakdown of investments in associates and joint ventures
Company		Haitong Banco de Investimento do Brasil S.A.	Haitong Banco de Investimento do Brasil S.A.	Haitong Banco de Investimento do Brasil S.A.
Equity interest		20.00%	20.00%	20.00%
Shareholding interest with voting rights		20.00%	20.00%	20.00%
Investment book value		R$ 105,649	R$ 127,922	R$ 130,248
Equity in net income of associates		(22,637)	1,596	(5,377)
Associates and joint ventures current assets		3,588,848	8,187,596	7,227,947
Associates and joint ventures non - current assets		1,283,453	493,325	563,950
Associates and joint ventures current liabilities		3,565,394	8,041,309	7,140,656
Associates and joint ventures non - current liabilities		726,468	0	0
Revenue	[1]	5,432,770	4,243,442	13,834,551
Associates and joint ventures net income (loss) for the year		R$ (113,185)	R$ 7,980	R$ (26,886)
Cia. Brasileira de Gestão e Serviços S.A.
Breakdown of investments in associates and joint ventures
Company		Cia. Brasileira de Gestão e Serviços S.A.	Cia. Brasileira de Gestão e Serviços S.A.	Cia. Brasileira de Gestão e Serviços S.A.
Equity interest		41.85%	41.85%	41.85%
Shareholding interest with voting rights		41.85%	41.85%	41.85%
Investment book value		R$ 118,781	R$ 102,251	R$ 83,735
Equity in net income of associates		16,530	18,517	17,660
Associates and joint ventures current assets		285,871	247,475	203,030
Associates and joint ventures non - current assets		118,394	109,390	93,487
Associates and joint ventures current liabilities		33,305	44,890	35,986
Associates and joint ventures non - current liabilities		8,320	0	1,590
Revenue	[1]	61,185	22,642	13,247
Associates and joint ventures net income (loss) for the year		R$ 39,498	R$ 44,246	R$ 42,197
Tecnologia Bancaria S.A.
Breakdown of investments in associates and joint ventures
Company	[3]	Tecnologia Bancária S.A.	Tecnologia Bancária S.A.
Equity interest		24.32%	24.32%
Shareholding interest with voting rights		24.32%	24.32%
Investment book value		R$ 108,752	R$ 98,543
Equity in net income of associates		10,209	71,232
Associates and joint ventures current assets		242,480	193,546
Associates and joint ventures non - current assets		75,702	1,117,398
Associates and joint ventures current liabilities		590,872	499,341
Associates and joint ventures non - current liabilities		496,090	406,459
Revenue	[1]	2,534,235	686,800
Associates and joint ventures net income (loss) for the year		R$ 41,973	R$ 292,862
NCR Brasil Indústria de Equipamentos para Automação S.A.
Breakdown of investments in associates and joint ventures
Company	[3],[9]	NCR Brasil Indústria de Equipamentos para Automação S.A.	NCR Brasil Indústria de Equipamentos para Automação S.A.	NCR Brasil S.A.
Equity interest		49.00%	49.00%	49.00%
Shareholding interest with voting rights		49.00%	49.00%	49.00%
Investment book value		R$ 46,039	R$ 73,789	R$ 80,357
Equity in net income of associates		4,108	(7,024)	7,101
Associates and joint ventures current assets		221,809	171,823	206,315
Associates and joint ventures non - current assets		28,788	27,780	27,146
Associates and joint ventures current liabilities		141,520	111,755	134,533
Associates and joint ventures non - current liabilities		0	0	0
Revenue	[1]	1,270	330,985	71,177
Associates and joint ventures net income (loss) for the year		R$ 8,384	R$ (14,335)	R$ 14,492
Swiss Re Corporate Solutions Brasil
Breakdown of investments in associates and joint ventures
Company	[3]	Swiss Re Corporate Solutions Brasil
Equity interest		40.00%
Shareholding interest with voting rights		40.00%
Investment book value		R$ 463,400
Equity in net income of associates		(26,437)
Associates and joint ventures current assets		2,178,209
Associates and joint ventures non - current assets		1,511,924
Associates and joint ventures current liabilities		2,411,600
Associates and joint ventures non - current liabilities		437,278
Revenue	[1]	490,079
Associates and joint ventures net income (loss) for the year		R$ (66,093)
Gestora de Inteligência de Crédito S.A.
Breakdown of investments in associates and joint ventures
Company	[3]	Gestora de Inteligência de Crédito S.A.
Equity interest		20.00%
Shareholding interest with voting rights		20.00%
Investment book value		R$ 29,513
Equity in net income of associates		(4,642)
Associates and joint ventures current assets		118,961
Associates and joint ventures non - current assets		43,253
Associates and joint ventures current liabilities		18,594
Associates and joint ventures non - current liabilities		0
Revenue	[1]	0
Associates and joint ventures net income (loss) for the year		R$ (23,210)
Empresa Brasileira de Solda Elétrica S.A.
Breakdown of investments in associates and joint ventures
Company			Empresa Brasileira de Solda Elétrica S.A.	Empresa Brasileira de Solda Elétrica S.A.
Equity interest				49.00%
Shareholding interest with voting rights				49.00%
Investment book value				R$ 33,954
Equity in net income of associates			R$ 3,168	(5,769)
Associates and joint ventures current assets				101,151
Associates and joint ventures non - current assets				48,161
Associates and joint ventures current liabilities				47,519
Associates and joint ventures non - current liabilities				32,499
Revenue				115,874
Associates and joint ventures net income (loss) for the year				R$ (11,774)
Integritas Participações S.A.
Breakdown of investments in associates and joint ventures
Company	[10]			Integritas Participações S.A.
Investment book value				R$ 0
Equity in net income of associates				4,778
Associates and joint ventures current assets				10,647
Associates and joint ventures non - current assets				741,803
Associates and joint ventures current liabilities				2,534
Associates and joint ventures non - current liabilities				4,066
Revenue				828
Associates and joint ventures net income (loss) for the year				18,983
Other
Breakdown of investments in associates and joint ventures
Company	[3]	0
Equity interest		0.00%
Shareholding interest with voting rights		0.00%
Investment book value		R$ 7,129
Equity in net income of associates		2,361
Associates and joint ventures current assets		0
Associates and joint ventures non - current assets		0
Associates and joint ventures current liabilities		0
Associates and joint ventures non - current liabilities		0
Revenue	[1]	0
Associates and joint ventures net income (loss) for the year		0
Total investments in associates
Breakdown of investments in associates and joint ventures
Investment book value		7,210,958	6,089,246	5,056,741
Equity in net income of associates		1,543,987	1,515,823	1,274,875
Associates and joint ventures current assets		93,183,908	32,478,006	23,088,607
Associates and joint ventures non - current assets		25,094,434	20,790,895	12,957,986
Associates and joint ventures current liabilities		88,773,103	34,520,113	16,203,184
Associates and joint ventures non - current liabilities		10,712,492	2,417,942	11,143,864
Revenue	[1]	17,241,126	7,725,119	14,299,598
Associates and joint ventures net income (loss) for the year		R$ 5,665,582	R$ 5,241,924	R$ 4,360,635

[1]	Revenues from financial intermediation or services;
[2]	Brazilian company, holding company that consolidates joint business related to electronic means of payment. In 2017, the Organization received R$ 46,820 thousand of dividends from this investment. In its financial statements, Elo Participacoes S.A. presented R$ 8,109 thousand of other comprehensive income.
[3]	Companies for which the equity accounting adjustments are calculated using statements of financial position and statements of income with lag in relation to the reporting date of these consolidated financial statements;
[4]	In April 2016, it was consolidated after acquisition of 50% of the company;
[5]	Brazilian company, services provider related to credit and debit cards and other means of payment. In 2017, the Organization received R$ 582,483 thousand of dividends and interest on capital of this investment. In financial statements, Cielo S.A. presented R$ 8,814 thousand of other comprehensive income;
[6]	Bradesco has a board member at IRB-Brasil with voting rights, which results in significant influence;
[7]	Participation in Fleury S.A. (i) due to the partial spin-off of Integritas Participações S.A. and, (ii) recorded using equity method as Bradesco has significant influence due its paticipation on the Board of the Directors and other committes;
[8]	In January 2016, Aquarius Participações S.A. was endowed with the contribution of the investment of Fidelity Processadora e Serviços S.A.;
[9]	In 2017, impairment losses were recognized in associates and joint control companies, in the amount of R$ 31,868 thousand, on the investment in NCR Brasil S.A. (In 2016, R$ 37,122 on the investment in EBSE - Empresa Brasileira de Solda Eletrica S.A.); and
[10]	Partial spin-off in October, 2015;